Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ (96,777)
Balance at end of the year	(116,469)	¥ (96,777)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	345,630	342,503
Interest income on plan assets	7,527	4,608
Remeasurement of defined benefit plans Return on plan assets	15,923	(15,712)
Contributions by the employer	14,758	12,769
Contributions by the employees	4,610	3,807
Benefits paid	(15,161)	(13,589)
Foreign currency translation differences	18,457	11,244
Balance at end of the year	¥ 391,743	¥ 345,630